Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
2019	$ 191,795,709
2020	189,948,833
2021	184,328,985
2022	171,607,627
2023	168,577,397
2024 and thereafter	1,176,027,565
Total	$ 2,082,286,116	$ 2,037,875,071